Share-based payments - Former Chief Executive Officer Grant - Expense recognized in the statement of operations and other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Expense) / benefit recognized in the statement of operations and other comprehensive income (loss) in general and administrative expenses	€ (383)
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Expense) / benefit recognized in the statement of operations and other comprehensive income (loss) in general and administrative expenses	(35)	€ (47)	€ (79)
Total	(591)	(1,764)	(1,080)
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Expense) / benefit recognized in the statement of operations and other comprehensive income (loss) in general and administrative expenses	€ (230)	€ (3,135)	€ (6,074)